Details of expenses and products by function (Tables)	12 Months Ended
Dec. 31, 2020
Details of expenses and products by function
Schedule of Research and Development expenses

	FOR THE YEAR ENDED
	DECEMBER 31,
(amounts in thousands of euros)	2018	2019	2020
Personnel expenses	(2,962)	(3,063)	(2,553)
Purchases and external expenses	(9,539)	(8,660)	(10,459)
Other	(190)	(214)	(251)
Research and development expenses	(12,691)	(11,937)	(13,263)
Research tax credit	3,133	2,807	3,328
Subsidies	45	41	14
Research tax credit and subsidies	3,178	2,848	3,342
Research and development expenses, net	(9,513)	(9,089)	(9,921)

Schedule of general and administrative expenses

	FOR THE YEAR ENDED
	DECEMBER 31,
(amounts in thousands of euros)	2018	2019	2020
Personnel expenses	(1,804)	(1,998)	(1,796)
Purchases and external expenses	(2,428)	(2,393)	(2,188)
Other expenses	(116)	(2,203)	(37)
General and administrative expenses	(4,348)	(6,593)	(4,021)

Schedule of personnel expenses

	FOR THE YEAR ENDED
	DECEMBER 31,
(amounts in thousands of euros)	2018	2019	2020
Wages and salaries	(4,479)	(4,998)	(3,564)
Share-based payments	(287)	(63)	(785)
Personnel expenses	(4,766)	(5,061)	(4,349)